GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Australia – 4.4%
808,535	Centuria Industrial REIT (REIT) (Industrial)	$ 1,763,511
1,401,703	Cromwell Property Group (REIT) (Office)	1,201,877
505,330	Goodman Group (REIT) (Industrial)	4,836,909
391,083	GPT Group (The) (REIT) (Diversified)	1,626,282
550,172	Mirvac Group (REIT) (Diversified)	1,136,582

		10,565,161

Canada – 3.0%
20,679	Allied Properties REIT (REIT) (Office)	836,150
47,162	Canadian Apartment Properties REIT (REIT) (Residential)	1,939,023
243,851	Chartwell Retirement Residences (Health Care)	2,709,353
176,478	Summit Industrial Income REIT (REIT) (Industrial)	1,748,995

		7,233,521

France – 2.6%
25,148	Gecina SA (REIT) (Diversified)	3,951,322
63,312	Klepierre SA (REIT) (Retail)	2,150,105

		6,101,427

Germany – 4.3%
164,862	alstria office REIT-AG (REIT) (Office)	2,828,341
48,567	Instone Real Estate Group AG (Real Estate Development)*(a)	1,012,129
127,302	Vonovia SE (Real Estate Operating Companies)	6,458,691

		10,299,161

Hong Kong – 6.1%
838,000	CK Asset Holdings Ltd. (Real Estate Development)	5,677,528
413,500	Link REIT (REIT) (Retail)	4,561,262
304,500	Sun Hung Kai Properties Ltd. (Diversified)	4,375,891

		14,614,681

Ireland – 1.4%
239,944	Dalata Hotel Group plc (Hotel)	1,281,482
954,282	Green REIT plc (REIT) (Office)	1,982,490

		3,263,972

Japan – 12.1%
568	Activia Properties, Inc. (REIT) (Diversified)	2,901,637
2,018	GLP J-REIT (REIT) (Industrial)	2,676,358
5,934	Invincible Investment Corp. (REIT) (Hotel)	3,664,553
2,022	Japan Rental Housing Investments, Inc. (REIT) (Residential)	1,860,827
33,500	Kyoritsu Maintenance Co. Ltd. (Hotel)	1,439,341
320,500	Mitsubishi Estate Co. Ltd. (Diversified)	6,197,357

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
601	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	$ 2,504,051
2,101	Sankei Real Estate, Inc. (REIT) (Office)(b)	2,331,105
140,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	5,344,650

		28,919,879

Norway – 1.1%
165,680	Entra ASA (Real Estate Operating Companies)(a)	2,598,548

Singapore – 3.2%
2,760,600	Ascendas India Trust (Real Estate Operating Companies)	3,115,824
1,397,700	CapitaLand Ltd. (Diversified)	3,572,765
533,700	Lendlease Global Commercial REIT (REIT) (Diversified)*	339,801
391,900	Mapletree Industrial Trust (REIT) (Industrial)	689,035

		7,717,425

Spain – 1.9%
38,615	Aedas Homes SAU (Real Estate Development)*(a)	885,842
259,215	Merlin Properties Socimi SA (REIT) (Diversified)	3,618,986

		4,504,828

Sweden – 1.5%
169,949	Castellum AB (Real Estate Operating Companies)(b)	3,638,436

United Kingdom – 4.7%
199,190	Big Yellow Group plc (REIT) (Specialized)	2,544,657
1,833,286	Tritax Big Box REIT plc (REIT) (Industrial)	3,371,798
1,888,355	Tritax EuroBox plc (Diversified)(a)	2,191,996
229,710	UNITE Group plc (The) (REIT) (Residential)	3,082,258

		11,190,709

United States – 52.4%
30,265	Alexandria Real Estate Equities, Inc. (REIT) (Office)	4,662,021
35,444	AvalonBay Communities, Inc. (REIT) (Residential)	7,632,156
29,597	Boston Properties, Inc. (REIT) (Office)	3,837,547
43,419	Camden Property Trust (REIT) (Residential)	4,819,943
15,680	Crown Castle International Corp. (REIT) (Specialized)	2,179,677
68,660	Cushman & Wakefield plc (Real Estate Services)*	1,272,270
63,677	CyrusOne, Inc. (REIT) (Specialized)	5,036,851
38,618	Douglas Emmett, Inc. (REIT) (Office)	1,654,009
109,738	Duke Realty Corp. (REIT) (Industrial)	3,727,800
22,356	Equity LifeStyle Properties, Inc. (REIT) (Residential)	2,986,762

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
83,992	Equity Residential (REIT) (Residential)	$ 7,245,150
13,900	Essex Property Trust, Inc. (REIT) (Residential)	4,540,435
29,186	Extra Space Storage, Inc. (REIT) (Specialized)	3,409,508
21,181	Federal Realty Investment Trust (REIT) (Retail)	2,883,581
118,398	HCP, Inc. (REIT) (Health Care)	4,218,521
72,852	Healthcare Realty Trust, Inc. (REIT) (Health Care)	2,440,542
120,814	Host Hotels & Resorts, Inc. (REIT) (Hotel)	2,088,874
93,792	Hudson Pacific Properties, Inc. (REIT) (Office)	3,138,280
145,610	Invitation Homes, Inc. (REIT) (Residential)	4,311,512
29,489	Kilroy Realty Corp. (REIT) (Office)	2,296,898
21,933	Life Storage, Inc. (REIT) (Specialized)	2,311,957
53,481	Macerich Co. (The) (REIT) (Retail)	1,689,465
51,913	Pebblebrook Hotel Trust (REIT) (Hotel)	1,444,220
112,140	Prologis, Inc. (REIT) (Industrial)	9,556,571
11,913	Public Storage (REIT) (Specialized)	2,921,901
32,372	Realty Income Corp. (REIT) (Retail)	2,482,285
127,846	RLJ Lodging Trust (REIT) (Hotel)	2,172,104
18,611	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	1,522,566
55,803	Simon Property Group, Inc. (REIT) (Retail)	8,685,737
105,172	SITE Centers Corp. (REIT) (Retail)	1,589,149
24,818	SL Green Realty Corp. (REIT) (Office)	2,028,871
47,089	STAG Industrial, Inc. (REIT) (Industrial)	1,388,184
71,408	STORE Capital Corp. (REIT) (Diversified)	2,671,373
78,572	Urban Edge Properties (REIT) (Retail)	1,554,940
78,458	Ventas, Inc. (REIT) (Health Care)	5,729,788
20,949	Welltower, Inc. (REIT) (Health Care)	1,899,027
15,071	WP Carey, Inc. (REIT) (Diversified)	1,348,854

		125,379,329

TOTAL COMMON STOCKS (Cost $201,597,441)		$236,027,077

Shares	Dividend Rate	Value

Investment Company(c) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
797,982	2.032%	$ 797,982
(Cost $797,982)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $202,395,423)		$236,825,059

Securities Lending Reinvestment Vehicle(c) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
884,347	2.032%	$ 884,347
(Cost $884,347)

TOTAL INVESTMENTS – 99.4% (Cost $203,279,770)		$237,709,406

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,525,313

NET ASSETS – 100.0%		$239,234,719

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Australia – 9.7%
405,500	Centuria Industrial REIT (REIT) (Industrial)	$ 884,443
653,933	Cromwell Property Group (REIT) (Office)	560,709
313,385	Goodman Group (REIT) (Industrial)	2,999,653
431,325	GPT Group (The) (REIT) (Diversified)	1,793,625
517,359	Mirvac Group (REIT) (Diversified)	1,068,795
209,436	Scentre Group (REIT) (Retail)	555,644

		7,862,869

Canada – 6.7%
21,725	Allied Properties REIT (REIT) (Office)	878,445
36,456	Canadian Apartment Properties REIT (REIT) (Residential)	1,498,855
166,339	Chartwell Retirement Residences (Health Care)	1,848,142
123,730	Summit Industrial Income REIT (REIT) (Industrial)	1,226,233

		5,451,675

France – 6.3%
13,954	Gecina SA (REIT) (Diversified)	2,192,490
56,698	Klepierre SA (REIT) (Retail)	1,925,491
6,957	Unibail-Rodamco-Westfield (REIT) (Retail)	1,014,197

		5,132,178

Germany – 9.8%
69,431	alstria office REIT-AG (REIT) (Office)	1,191,145
18,459	Instone Real Estate Group AG (Real Estate Development)*(a)	384,683
126,238	Vonovia SE (Real Estate Operating Companies)	6,404,709

		7,980,537

Hong Kong – 13.3%
575,500	CK Asset Holdings Ltd. (Real Estate Development)	3,899,065
268,500	Link REIT (REIT) (Retail)	2,961,787
254,975	Sun Hung Kai Properties Ltd. (Diversified)	3,664,180
58,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Operating Companies)	316,768

		10,841,800

Ireland – 1.6%
96,972	Dalata Hotel Group plc (Hotel)	517,904
378,110	Green REIT plc (REIT) (Office)	785,511

		1,303,415

Japan – 26.2%
386	Activia Properties, Inc. (REIT) (Diversified)	1,971,887
1,495	GLP J-REIT (REIT) (Industrial)	1,982,733
3,962	Invincible Investment Corp. (REIT) (Hotel)	2,446,741

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,038	Japan Rental Housing Investments, Inc. (REIT) (Residential)	$ 955,261
15,000	Kyoritsu Maintenance Co. Ltd. (Hotel)	644,481
246,500	Mitsubishi Estate Co. Ltd. (Diversified)	4,766,454
84,000	Mitsui Fudosan Co. Ltd. (Diversified)	2,090,518
239	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	995,787
1,419	Sankei Real Estate, Inc. (REIT) (Office)	1,574,412
101,700	Sumitomo Realty & Development Co. Ltd. (Diversified)	3,882,506

		21,310,780

Norway – 1.5%
80,613	Entra ASA (Real Estate Operating Companies)(a)	1,264,345

Singapore – 4.9%
1,358,500	Ascendas India Trust (Real Estate Operating Companies)	1,533,307
724,100	CapitaLand Ltd. (Diversified)	1,850,926
175,900	Lendlease Global Commercial REIT (REIT) (Diversified)*	111,994
262,300	Mapletree Industrial Trust (REIT) (Industrial)	461,173

		3,957,400

Spain – 2.7%
18,865	Aedas Homes SAU (Real Estate Development)*(a)	432,770
128,366	Merlin Properties Socimi SA (REIT) (Diversified)	1,792,160

		2,224,930

Sweden – 2.5%
95,795	Castellum AB (Real Estate Operating Companies)	2,050,874

Switzerland – 2.3%
14,476	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,837,901

United Kingdom – 10.3%
135,671	Big Yellow Group plc (REIT) (Specialized)	1,733,200
43,418	Derwent London plc (REIT) (Office)	1,800,334
948,675	Tritax Big Box REIT plc (REIT) (Industrial)	1,744,813
692,454	Tritax EuroBox plc (Diversified)(a)	803,798
168,942	UNITE Group plc (The) (REIT) (Residential)	2,266,871

		8,349,016

TOTAL COMMON STOCKS (Cost $75,162,494)		$ 79,567,720

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
593,316	2.032%	$ 593,316
(Cost $593,316)

TOTAL INVESTMENTS – 98.5% (Cost $75,755,810)		$ 80,161,036

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		1,247,414

NET ASSETS – 100.0%		$ 81,408,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Diversified – 1.8%
50,625	STORE Capital Corp. (REIT)	$ 1,893,881
14,169	WP Carey, Inc. (REIT)	1,268,126

		3,162,007

Health Care – 12.2%
165,098	HCP, Inc. (REIT)	5,882,442
88,134	Healthcare Realty Trust, Inc. (REIT)	2,952,489
104,142	Ventas, Inc. (REIT)	7,605,490
47,496	Welltower, Inc. (REIT)	4,305,512

		20,745,933

Hotel – 5.0%
186,682	Host Hotels & Resorts, Inc. (REIT)	3,227,732
135,987	RLJ Lodging Trust (REIT)	2,310,419
35,111	Ryman Hospitality Properties, Inc. (REIT)	2,872,431

		8,410,582

Industrial – 12.1%
152,001	Duke Realty Corp. (REIT)	5,163,474
161,741	Prologis, Inc. (REIT)	13,783,568
57,620	STAG Industrial, Inc. (REIT)	1,698,638

		20,645,680

IT Consulting & Other Services – 1.7%
35,020	InterXion Holding NV*	2,852,729

Office – 14.3%
43,233	Alexandria Real Estate Equities, Inc. (REIT)	6,659,611
35,586	Boston Properties, Inc. (REIT)	4,614,081
56,844	Douglas Emmett, Inc. (REIT)	2,434,629
139,141	Hudson Pacific Properties, Inc. (REIT)	4,655,658
40,397	Kilroy Realty Corp. (REIT)	3,146,522
36,582	SL Green Realty Corp. (REIT)	2,990,578

		24,501,079

Real Estate Services – 0.8%
75,171	Cushman & Wakefield plc*	1,392,919

Residential – 22.1%
45,403	AvalonBay Communities, Inc. (REIT)	9,776,628
44,702	Camden Property Trust (REIT)	4,962,369
30,645	Equity LifeStyle Properties, Inc. (REIT)	4,094,172
111,250	Equity Residential (REIT)	9,596,425
15,104	Essex Property Trust, Inc. (REIT)	4,933,722
148,376	Invitation Homes, Inc. (REIT)	4,393,413

		37,756,729

Retail – 11.6%
28,781	Federal Realty Investment Trust (REIT)	3,918,245
37,816	Macerich Co. (The) (REIT)	1,194,607
66,605	Simon Property Group, Inc. (REIT)	10,367,068
112,039	SITE Centers Corp. (REIT)	1,692,909

Shares	Description	Value

Common Stocks – (continued)
Retail – (continued)
126,360	Urban Edge Properties (REIT)	$ 2,500,664

		19,673,493

Specialized – 16.8%
14,735	Crown Castle International Corp. (REIT)	2,048,312
56,096	CyrusOne, Inc. (REIT)	4,437,194
16,836	Equinix, Inc. (REIT)	9,711,005
42,789	Extra Space Storage, Inc. (REIT)	4,998,611
25,943	Life Storage, Inc. (REIT)	2,734,652
19,492	Public Storage (REIT)	4,780,803

		28,710,577

TOTAL COMMON STOCKS (Cost $105,341,877)		$167,851,728

Shares	Distribution Rate	Value

Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,096,128	2.032%	$ 1,096,128
(Cost $1,096,128)

TOTAL INVESTMENTS – 99.0% (Cost $106,438,005)		$168,947,856

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,755,581

NET ASSETS – 100.0%		$170,703,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

UBS AG	USD	2,745,464	EUR	2,486,189	11/27/2019	$24,272

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$51,251,985	$—
Australia and Oceania	—	10,565,161	—
Europe	—	41,597,081	—
North America	132,612,850	—	—
Investment Company	797,982	—	—
Securities Lending Reinvestment Vehicle	884,347	—	—

Total	$134,295,179	$103,414,227	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$36,109,980	$—
Australia and Oceania	—	7,862,869	—
Europe	—	30,143,196	—
North America	5,451,675	—	—
Investment Company	593,316	—	—

Total	$6,044,991	$74,116,045	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,852,729	$—	$—
North America	164,998,999	—	—
Investment Company	1,096,128	—	—

Total	$168,947,856	$—	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$24,272	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.